Income Taxes (Schedule of Components of Company's Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Tax losses carry forward	$ 87,718	$ 35,904
Inventory related	18,317	$ 11,878
Intangibles assets	31,890
Provision for employee related obligations	7,672	$ 9,516
Stock-based compensation expense	6,214	5,673
Deferred revenue	3,344	2,272
Depreciation	1,994	3,907
Allowance for doubtful accounts	$ 776	430
Foreign currency losses		1,260
Research and development credit carryforward	$ 8,355	2,009
Other items	2,223	2,389
Gross deferred tax assets	168,503	$ 75,238
Valuation allowance	(152,115)
Total deferred tax assets	16,388	$ 75,238
Deferred tax liabilities:
Intangibles assets	(28,387)	$ (103,541)
Foreign currency losses	(450)
Depreciation	(1,852)	$ (1,556)
Total deferred tax liabilities	(30,689)	(105,097)
Net deferred tax assets (liabilities)	$ (14,301)	$ (29,859)